Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	1,743,569
Number of shares, Granted	1,530,972
Number of shares, Vested	(610,431)
Number of shares, Forfeited	(576,718)
Number of shares, Outstanding, Ending balance	2,087,392	1,743,569
Number of shares, Expected to vest	2,006,935
Weighted average grant date fair value, Outstanding, Beginning balance	$ 32.54
Weighted average grant date fair value, Granted	22.30	$ 34.70	$ 37.30
Weighted average grant date fair value, Vested	31.11
Weighted average grant date fair value, Forfeited	28.32
Weighted average grant date fair value, Outstanding, Ending balance	26.61	$ 32.54
Weighted average grant date fair value, Expected to vest	$ 26.66